Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The Company’s consolidated financial statements have been prepared using GAAP applicable to a going concern which contemplates the realization of assets and liquidation of liabilities in the normal course of business. All intercompany accounts and transactions were eliminated in consolidation.

Basis of Presentation

The Company’s consolidated financial statements have been prepared using GAAP applicable to a going concern which contemplates the realization of assets and liquidation of liabilities in the normal course of business. All intercompany accounts and transactions were eliminated in consolidation.

Going Concern

Going Concern

As shown in the accompanying financial statements, the Company incurred net losses of $10,548,037 and $2,644,446 for the years ended December 31, 2020 and 2019, respectively. The Company also had an accumulated deficit of $18,019,260 and a working capital deficit of $10,778,398 at December 31, 2020. Those facts create an substantial doubt about the Company’s ability to continue as a going concern.

The Company’s ability to continue as a going concern is dependent upon its successfully executing its plans to generate positive cash flows during its 2021 fiscal year. The Company’s financial statements do not include any adjustments that might be necessary if it were unable to continue as a going concern.

Estimates

Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Reclassifications

Reclassifications

Certain amounts in the Company’s consolidated financial statements for the 2020 fiscal year have been reclassified to conform to the 2021 fiscal year presentation. These reclassifications did not result in any change to the previously reported total assets, net income or stockholders’ deficit.

Reclassifications

Certain amounts in the Company’s consolidated financial statements for the 2019 fiscal year have been reclassified to conform to the 2020 fiscal year presentation. These reclassifications did not result in any change to the previously reported total assets, net income or stockholders’ deficit.

Segment Disclosure

Segment Disclosure

The Company has both Company-owned restaurants and franchised restaurants, all of which operate in the full-service casual dining industry in the United States. Pursuant to the standards of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 280, Segment Reporting (“ASC 280”), the Company’s Chief Executive Officer, who comprises the Company’s Chief Operating Decision Maker function for the purposes of ASC 280, concluded that the Company has two segments for reporting purposes, which are Company-owned restaurants and franchise operations.

Segment Disclosure

The Company has both Company-owned restaurants and franchised restaurants, all of which operate in the full-service casual dining industry in the United States. Pursuant to the standards of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 280, Segment Reporting (“ASC 280”), the Company’s Chief Executive Officer, who comprises the Company’s Chief Operating Decision Maker function for the purposes of ASC 280, concluded that the Company has two segments for reporting purposes, which are Company-owned restaurants and franchise operations.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of 90 days or less on the date of purchase to be cash equivalents in accordance with ASC Topic 305, Cash and Cash Equivalents. The balance of cash, cash equivalents, and restricted cash was $5,569,783 and $4,820,870 as of June 30, 2021 and December 31, 2020, respectively.

ARC Group Inc.

Cash Reconciliation to the Statements of Cash Flows

	June 30,	December 31,
	2021	2020

Cash and cash equivalents	$3,309,783	$2,560,870
Restricted cash	2,260,000	2,260,000
	$5,569,783	$4,820,870

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of 90 days or less on the date of purchase to be cash equivalents in accordance with ASC Topic 305, Cash and Cash Equivalents. The balance of cash, cash equivalents, and restricted cash was $4,820,870 and $3,370,066 as of December 31, 2020 and December 31, 2019, respectively.

ARC Group Inc.

Cash Reconciliation to the Statements of Cash Flows

	December 31,	December 31,
	2020	2019

Cash and cash equivalents	$2,560,870	$1,110,066
Restricted cash	2,260,000	2,260,000
	$4,820,870	$3,370,066

Accounts Receivable

Accounts Receivable

Accounts receivable are recorded in accordance with ASC Topic 310, Receivables. Accounts receivable consists primarily of credit card receivables, receivables for leasehold improvements, royalties and franchise fees due from franchisees, and vendor allowances. Accounts receivable, net of the allowance for doubtful accounts, represents the estimated net realizable value of the Company’s accounts receivable. The allowance for doubtful accounts is the estimate of the probable credit losses in the Company’s accounts receivable based on a review of account balances. Provisions for doubtful accounts are recorded based on historical collection experience, the age of the receivables and current economic conditions. Account balances are written off against the allowance after all means of collection have been exhausted and the potential for recoverability is considered remote.

The accounts receivable balances at June 30, 2021 and December 31, 2020 were comprised primarily of credit card sales by Company-owned restaurants, royalties due from the Company’s franchisees, and sales proceeds due from the concessionaire of the Company’s concessions stands, all of which the Company collected in full in April 2020 and January 2020, respectively. Accordingly, the allowance for doubtful accounts was zero at June 30, 2021 and December 31, 2020.

Accounts Receivable

Accounts receivable are recorded in accordance with ASC Topic 310, Receivables. Accounts receivable consists primarily of credit card receivables, receivables for leasehold improvements, royalties and franchise fees due from franchisees, and vendor allowances. Accounts receivable, net of the allowance for doubtful accounts, represents the estimated net realizable value of the Company’s accounts receivable. The allowance for doubtful accounts is the estimate of the probable credit losses in the Company’s accounts receivable based on a review of account balances. Provisions for doubtful accounts are recorded based on historical collection experience, the age of the receivables and current economic conditions. Account balances are written off against the allowance after all means of collection have been exhausted and the potential for recoverability is considered remote.

The accounts receivable balances at December 31, 2020 and 2019 were comprised primarily of credit card sales by Company-owned restaurants, royalties due from the Company’s franchisees, and sales proceeds due from the concessionaire of the Company’s concessions stands, all of which the Company collected in full in January 2021 and 2020, respectively. Accordingly, the allowance for doubtful accounts was $0 and $14,189 at December 31, 2020 and 2019, respectively.

Other Receivables	Other Receivables Other receivables was comprised primarily of receipts from sales by Company-owned Fat Patty’s restaurants to third-party delivery services, such as GrubHub, Door Dash and Uber Eats.

Other Receivables

Other receivables was comprised primarily of receipts from credit card sales by Company- owned Fat Patty’s restaurants that occurred after the Company completed the acquisition of Fat Patty’s that were held by the former owner of Fat Patty’s, all of which are expected to be collected in full by the Company during the next 12 months.

Inventory

Inventory

Inventory consists primarily of food and beverage products and is accounted for at the lower of cost or net realizable value using the first in, first out method of inventory valuation in accordance with ASC Topic 330, Inventory. Cash flows related to inventory sales are classified in net cash used by operating activities in the consolidated statements of cash flows.

Inventory

Inventory consists primarily of food and beverage products and is accounted for at the lower of cost or net realizable value using the first in, first out method of inventory valuation in accordance with ASC Topic 330, Inventory. Cash flows related to inventory sales are classified in net cash used by operating activities in the consolidated statements of cash flows.

Intangible Assets, Net

Intangible Assets, Net

The Company acquired various intangible assets in connection with the acquisition of Fat Patty’s. The intangible assets were comprised of a tradename and a non-compete agreement. The Company amortizes the non-compete agreement on a straight-line basis over the expected period of benefit, which is five years. The tradename has an indefinite life and is not subject to amortization but tested for impairment on an annual basis. The Company recognized $942, and $1,884 of amortization expense for the non-compete agreement during the three-month and six-month periods ended June 30, 2021 and June 30, 2020, respectively.

Intangible Assets, Net

The Company acquired various intangible assets in connection with the acquisition of Fat Patty’s. The intangible assets were comprised of a tradename and a non-compete agreement. The Company amortizes the non-compete agreement on a straight-line basis over the expected period of benefit, which is five years. The tradename has an indefinite life and is not subject to amortization but tested for impairment on an annual basis. The Company recognized $3,768, and $3,768 of amortization expense for the non-compete agreement during the years ended December 31, 2020 and 2019, respectively.

Property and Equipment, Net

Property and Equipment, Net

Property and equipment is recorded at cost, less accumulated depreciation, in accordance with ASC Topic 360, Property, Plant and Equipment (“ASC 360”). Depreciation is calculated using the straight-line basis over the estimated useful lives of the assets. Leasehold improvements, which include the cost of improvements funded by landlord incentives or allowances, are amortized using the straight-line method over the lesser of the term of the lease, with consideration of renewal options if renewals are reasonably assured because failure to renew would result in an economic penalty, or the estimated useful lives of the assets. Furniture and equipment are depreciated using the straight-line method over the estimated useful lives of the assets. The cost of major improvements to the Company’s property and equipment are capitalized. The cost of maintenance and repairs that do not improve or extend the life of the applicable assets is expensed as incurred. When assets are retired or otherwise disposed of, the cost and accumulated depreciation and amortization are removed from the accounts and any resulting gain or loss is reported in the period realized.

Property and Equipment, Net

Property and equipment is recorded at cost, less accumulated depreciation, in accordance with ASC Topic 360, Property, Plant and Equipment (“ASC 360”). Depreciation is calculated using the straight-line basis over the estimated useful lives of the assets. Leasehold improvements, which include the cost of improvements funded by landlord incentives or allowances, are amortized using the straight-line method over the lesser of the term of the lease, with consideration of renewal options if renewals are reasonably assured because failure to renew would result in an economic penalty, or the estimated useful lives of the assets. Furniture and equipment are depreciated using the straight-line method over the estimated useful lives of the assets. The cost of major improvements to the Company’s property and equipment are capitalized. The cost of maintenance and repairs that do not improve or extend the life of the applicable assets is expensed as incurred. When assets are retired or otherwise disposed of, the cost and accumulated depreciation and amortization are removed from the accounts and any resulting gain or loss is reported in the period realized.

Long-Lived Assets

Long-Lived Assets

The Company reviews long-lived assets for impairment at least quarterly or whenever events or changes in circumstances indicate that the carrying amount of assets may not be recoverable in accordance with ASC 360. Assets are reviewed at the lowest level for which cash flows can be identified, which is at the individual restaurant level. The Company evaluates the recoverability of a restaurant’s long-lived assets, including buildings, intangibles, leasehold improvements, furniture, fixtures, and equipment over the remaining life of the primary asset in the asset group, after considering the potential impact of planned operational improvements, marketing programs, and anticipated changes in the trade area. In determining future cash flows, significant estimates are made by management with respect to future operating results for each restaurant over the remaining life of the primary asset in the asset group. If assets are determined to be impaired, the impairment charge is measured by calculating the amount by which the asset carrying amount exceeds its fair value based on the Company’s estimate of discounted future cash flows.

The Company accounts for exit or disposal activities, including restaurant closures, in accordance with ASC Topic 420, Exit or Disposal Cost Obligations. Such costs include the cost of disposing of the assets as well as other facility-related expenses from previously closed restaurants. These costs are generally expensed as incurred. Additionally, at the date the Company ceases using a property under an operating lease, it records a liability for the net present value of any remaining lease obligations, net of estimated sublease income. Any subsequent adjustments to that liability as a result of lease termination or changes in estimates of sublease income are recorded in the period incurred.

Long-Lived Assets

The Company reviews long-lived assets for impairment at least quarterly or whenever events or changes in circumstances indicate that the carrying amount of assets may not be recoverable in accordance with ASC 360. Assets are reviewed at the lowest level for which cash flows can be identified, which is at the individual restaurant level. The Company evaluates the recoverability of a restaurant’s long-lived assets, including buildings, intangibles, leasehold improvements, furniture, fixtures, and equipment over the remaining life of the primary asset in the asset group, after considering the potential impact of planned operational improvements, marketing programs, and anticipated changes in the trade area. In determining future cash flows, significant estimates are made by management with respect to future operating results for each restaurant over the remaining life of the primary asset in the asset group. If assets are determined to be impaired, the impairment charge is measured by calculating the amount by which the asset carrying amount exceeds its fair value based on the Company’s estimate of discounted future cash flows.

The Company accounts for exit or disposal activities, including restaurant closures, in accordance with ASC Topic 420, Exit or Disposal Cost Obligations. Such costs include the cost of disposing of the assets as well as other facility-related expenses from previously closed restaurants. These costs are generally expensed as incurred. Additionally, at the date the Company ceases using a property under an operating lease, it records a liability for the net present value of any remaining lease obligations, net of estimated sublease income. Any subsequent adjustments to that liability as a result of lease termination or changes in estimates of sublease income are recorded in the period incurred.

Financial Instruments

Financial Instruments

The Company accounts for its financial instruments in accordance with ASC Topic 825, Financial Instruments, which requires the disclosure of fair value information about financial instruments when it is practicable to estimate that value.

Financial Instruments

The Company accounts for its financial instruments in accordance with ASC Topic 825, Financial Instruments, which requires the disclosure of fair value information about financial instruments when it is practicable to estimate that value.

Fair Value Measurements

Fair Value Measurements

Fair value is the price that would be received to sell an asset or paid to transfer a liability in the Company’s principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In accordance with ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”), the Company determines fair value using a fair value hierarchy that distinguishes between market participant assumptions developed based on market data obtained from sources independent of the Company, and the Company’s own assumptions about market participant assumptions developed based on the best information available in the circumstances.

The levels of fair value hierarchy are:

Level 1: Quoted prices in active markets for identical assets and liabilities at the measurement date;

Level 2: Observable inputs other than quoted prices included in Level 1, such as: (i) quoted prices for similar assets and liabilities in active markets, (ii) quoted prices for identical or similar assets and liabilities in markets that are not active, and (iii) other inputs that are observable or can be corroborated by observable market data; and

Level 3: Unobservable inputs for which there is little or no market data available.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Company. The Company considers observable data to be market data that is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. In contrast, the Company considers unobservable data to be data that reflects the Company’s assumptions of what market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair Value Measurements

Fair value is the price that would be received to sell an asset or paid to transfer a liability in the Company’s principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In accordance with ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”), the Company determines fair value using a fair value hierarchy that distinguishes between market participant assumptions developed based on market data obtained from sources independent of the Company, and the Company’s own assumptions about market participant assumptions developed based on the best information available in the circumstances.

The levels of fair value hierarchy are:

Level 1: Quoted prices in active markets for identical assets and liabilities at the measurement date;

Level 2: Observable inputs other than quoted prices included in Level 1, such as: (i) quoted prices for similar assets and liabilities in active markets, (ii) quoted prices for identical or similar assets and liabilities in markets that are not active, and (iii) other inputs that are observable or can be corroborated by observable market data; and

Level 3: Unobservable inputs for which there is little or no market data available.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Company. The Company considers observable data to be market data that is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. In contrast, the Company considers unobservable data to be data that reflects the Company’s assumptions of what market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

General Advertising Fund

General Advertising Fund

The Company has established a general advertising fund that it uses to pay for advertising costs, sales promotions, market research and other support functions intended to maximize general public recognition and acceptance of the Dick’s Wings franchise. Company-owned and franchised restaurants are required to contribute at least 1%, but not more than 2%, of their gross revenue to the Company’s general advertising fund. The Company accounts for cash and cash equivalents held by the general advertising fund as restricted cash on its consolidated balance sheets. The restricted cash of this fund is classified as current if it is expected to be utilized to fund short-term obligations of the general advertising fund. The Company did not have any restricted cash associated with its general advertising fund at June 30, 2021 or December 31, 2020, respectively. Contributions made by franchisees to the general advertising fund and marketing and advertising expenses paid by the general advertising fund were recognized as revenue and expenses during the six-month periods ended June 30, 2021 and June 30, 2020, respectively.

General Advertising Fund

The Company has established a general advertising fund that it uses to pay for advertising costs, sales promotions, market research and other support functions intended to maximize general public recognition and acceptance of the Dick’s Wings franchise. Company-owned and franchised restaurants are required to contribute at least 1%, but not more than 2%, of their gross revenue to the Company’s general advertising fund. The Company accounts for cash and cash equivalents held by the general advertising fund as restricted cash on its consolidated balance sheets. The restricted cash of this fund is classified as current if it is expected to be utilized to fund short-term obligations of the general advertising fund. The Company did not have any restricted cash associated with its general advertising fund at December 31, 2020 or 2019. Contributions made by franchisees to the general advertising fund and marketing and advertising expenses paid by the general advertising fund were recognized as revenue and expenses during the years ended December 31, 2020 and 2019.

Goodwill

Goodwill

Goodwill represents the excess purchase price over the estimated fair value of net assets acquired as of the acquisition date. The Company tests goodwill for impairment on an annual basis and between annual tests when impairment indicators are identified, and goodwill is written down when impaired. For its annual goodwill impairment test in all periods to date, the Company has operated under multiple reporting units and the fair value of its reporting units has been determined by the Company’s enterprise value. For its annual impairment test, the Company completed a quantitative assessment and determined that there was no impairment of goodwill. The Company also considered potential impairment indicators of goodwill at December 31, 2020 and noted no indicators of impairment.

Goodwill

Goodwill represents the excess purchase price over the estimated fair value of net assets acquired as of the acquisition date. The Company tests goodwill for impairment on an annual basis and between annual tests when impairment indicators are identified, and goodwill is written down when impaired. For its annual goodwill impairment test in all periods to date, the Company has operated under individual reporting units and the fair value of its reporting unit has been determined by the Company’s enterprise value. For its annual impairment test, the Company completed a quantitative assessment and determined that there was no impairment of goodwill. The Company also considered potential impairment indicators of goodwill at December 31, 2020 and noted no indicators of impairment.

Other Payables

Other Payables

Other payables was comprised primarily of accounts payable owed to the former owner of Fat Patty’s for alcohol and other items purchased by him in connection with the operation of the concept.

Other Payables

Other payables was comprised primarily of accounts payable owed to the former owner of Fat Patty’s for alcohol and other items purchased by him in connection with the operation of the concept.

Revenue Recognition

Revenue Recognition

The Company generates revenue from two primary sources: (a) retail sales at company-operated restaurants; and (b) franchise revenue, which consists of royalties based on a percentage of sales reported by franchised restaurants, funds contributed by franchisees to the Company’s general advertising fund, and initial and renewal franchise license fees.

Revenue From Company-Owned Restaurants

Revenue from company-owned restaurants is primarily recognized as customers pay for products at the point of sale. The Company reports Company-owned restaurant revenues net of sales and use taxes collected from customers and remitted to governmental taxing authorities.

Revenue From Franchised Restaurants

The Company grants individual restaurant franchises to operators in exchange for initial franchise license fees and continuing royalty payments.

Initial and renewal franchise license fees are payable by the franchisee upon a new restaurant opening or renewal of an existing franchise agreement. Under franchise agreements, the Company provides franchisees with: (a) a franchise license, which includes a non-exclusive license to our intellectual property for the duration of the franchise agreement and where the Company manages a marketing or co-op advertising fund, advertising and promotion management; (b) pre-opening services, such as training and inspections; and (c) ongoing services, such as development of training materials and menu items and restaurant monitoring and inspections. The services that the Company provides are highly interrelated and dependent on the franchise license, so the Company does not consider the services to be individually distinct and therefore accounts for them as a single performance obligation. The performance obligation is satisfied by providing a right to use the Company’s intellectual property over the term of each franchise agreement. Accordingly, initial and renewal franchise fees are recognized as revenue on a straight-line basis over the term of the respective agreement.

The Company’s performance obligation under area development agreements generally consists of an obligation to grant exclusive development rights for a particular geographic region over a stated term. These development rights are not distinct from franchise agreements and are creditable towards the initial franchise license fee, so upfront fees paid by franchisees for exclusive development rights are deferred and allocated to the appropriate franchise restaurant when the franchise agreement is executed.

Franchise royalty revenues represents sales-based royalties that are related entirely to the Company’s performance obligation under the franchise agreement. Continuing franchise royalty revenues are based on a percentage of monthly sales and are recognized on the accrual basis as franchise sales occur. In certain circumstances, the Company may reduce or waive franchise license fees and/or the franchise royalty percentage for a period of time.

Franchises contributions to the Company’s general advertising funds are calculated as a percentage of monthly sales. Contributions to the fund generally represent sales-based or fixed monthly fee amounts that are related entirely to the Company’s performance obligation under the franchise agreement and are recognized as franchise sales occur.

ASC Topic 606

On January 1, 2018, the Company adopted the provisions of ASC Topic 606, Revenue From Contracts With Customers (“ASC 606”). ASC 606 supersedes the current revenue recognition guidance, including industry-specific guidance. ASC 606 provides a single framework in which revenue is required to be recognized to depict the transfer of goods or services to customers in amounts that reflect the consideration to which a company expects to be entitled in exchange for those goods or services. The Company adopted this new guidance effective the first day of fiscal year 2018, using the modified retrospective method of adoption. Under this method, the cumulative effect of initially adopting the guidance was recognized as an adjustment to the opening balance of equity at January 1, 2018.

Franchise Fees

ASC 606 impacted the timing of recognition of franchise fees. Under previous guidance, these fees were typically recognized upon the opening of restaurants. Under ASC 606, the fees are deferred and recognized as revenue over the term of the individual franchise agreements. The effect of the required deferral of fees received in a given year will be mitigated by the recognition of revenue from fees retrospectively deferred from prior years. The Company recognized $16,188 and $24,500 of deferred franchise fees as income during the three- and six month periods ending June 30, 2021 and recognized $7,813 and $15,625 of deferred franchise fees as income during the three- and six-month periods ended June 30, 2020, respectively. The carrying value of the Company’s deferred franchised fees was $165,266 and $209,766 at June 30, 2021 and December 31, 2020, respectively.

Advertising Funds

ASC 606 also impacted the accounting for transactions related to the Company’s general advertising fund. Under previous guidance, franchisee contributions to and expenditures by the fund were not included in the Company’s condensed consolidated financial statements. Under ASC 606, the Company records contributions to and expenditures by the fund as revenue and expenses within the Company’s condensed consolidated financial statements. The Company recognized contributions to and expenditures by the fund of $70,355 and $55,294 during the six-month periods ended June 30, 2021 and June 30, 2020, respectively.

Gift Card Funds

Additionally, ASC 606 impacted the accounting for transactions related to the Company’s gift card program. Under previous guidance, estimated breakage income on gift cards was deferred until it was deemed remote that the unused gift card balance would be redeemed. Under ASC 606, breakage income on gift cards is recognized as gift cards are utilized. The effect of this change on the Company’s condensed consolidated financial statements was negligible.

Disaggregation of Revenue

The following table disaggregate revenue by primary geographical market and source:

	3 Months	3 Months	6 Months	6 Months
	Ended	Ended	Ended	Ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020
Primary Geographic Area
Florida	$13,389,877	$7,693,465	$27,254,643	$20,976,718
Georgia	245,467	186,623	486,787	412,045
Kentucky	528,246	407,876	1,026,309	957,656
Louisiana	-	-	-	-
North Carolina	875	875	1,750	1,750
Texas	6,460	2,000	11,984	4,000
West Virginia	1,895,097	982,581	3,732,885	2,747,213
Total Revenue	$16,066,022	$9,273,420	$32,514,358	$25,099,382

Sources of Revenue
Restaurant Sales	$15,774,168	$9,112,500	$32,040,829	$24,756,785
Royalties	233,247	126,250	378,674	271,678
Franchise Fees	16,687	7,811	24,500	15,625
Advertising Fund Fees	41,920	26,859	70,355	55,294
Other Revenues	-	-	-	-
Total Revenue	$16,066,022	$9,273,420	$32,514,358	$25,099,382

Deferred Revenue

Deferred revenue consists of contract liabilities resulting from initial and renewal franchise license fees paid by franchisees, which are generally recognized on a straight-line basis over the term of the underlying franchise agreement, as well as upfront development fees paid by franchisees, which are generally recognized on a straight-line basis over the term of the underlying franchise agreement once it is executed or if the development agreement is terminated.

The following table presents changes in deferred franchise fees as of and for the six-month period ended June 30, 2021:

Deferred franchise fees at December 31, 2020	$209,766
Revenue recognized during the period	(24,500)
Refund paid	(20,000)
Deferred franchise fees at June 30, 2021	$165,266

Anticipated Future Recognition of Deferred Franchise Fees

The following table presents the estimated franchise fees to be recognized in the future related to performance obligations that were unsatisfied as of June 30, 2021:

Franchise
Year	Fees Recognized
2021 (remaining six months)	$12,801
2022	24,750
2023	22,387
2024	21,750
2025	15,954
Thereafter	67,624
Total	$165,266

The Company reviewed all other significant newly-issued accounting pronouncements and concluded that they either are not applicable to the Company’s operations or that no material effect is expected on the Company’s condensed consolidated financial statements as a result of future adoption.

Revenue Recognition

The Company generates revenue from two primary sources: (a) retail sales at company- operated restaurants; and (b) franchise revenue, which consists of royalties based on a percentage of sales reported by franchised restaurants, funds contributed by franchisees to the Company’s general advertising fund, and initial and renewal franchise license fees.

Revenue From Company-Owned Restaurants

Revenue from company-owned restaurants is primarily recognized as customers pay for products at the point of sale. The Company reports Company-owned restaurant revenues net of sales and use taxes collected from customers and remitted to governmental taxing authorities.

Revenue From Franchised Restaurants

The Company grants individual restaurant franchises to operators in exchange for initial franchise license fees and continuing royalty payments.

Initial and renewal franchise license fees are payable by the franchisee upon a new restaurant opening or renewal of an existing franchise agreement. Under franchise agreements, the Company provides franchisees with: (a) a franchise license, which includes a non-exclusive license to our intellectual property for the duration of the franchise agreement and where the Company manages a marketing or co-op advertising fund, advertising and promotion management; (b) pre- opening services, such as training and inspections; and (c) ongoing services, such as development of training materials and menu items and restaurant monitoring and inspections. The services that the Company provides are highly interrelated and dependent on the franchise license so the Company does not consider the services to be individually distinct and therefore accounts for them as a single performance obligation. The performance obligation is satisfied by providing a right to use the Company’s intellectual property over the term of each franchise agreement. Accordingly, initial and renewal franchise fees are recognized as revenue on a straight-line basis over the term of the respective agreement.

The Company’s performance obligation under area development agreements generally consists of an obligation to grant exclusive development rights for a particular geographic region over a stated term. These development rights are not distinct from franchise agreements and are creditable towards the initial franchise license fee, so upfront fees paid by franchisees for exclusive development rights are deferred and allocated to the appropriate franchise restaurant when the franchise agreement is executed.

Franchise royalty revenues represents sales-based royalties that are related entirely to the Company’s performance obligation under the franchise agreement. Continuing franchise royalty revenues are based on a percentage of monthly sales and are recognized on the accrual basis as franchise sales occur. In certain circumstances, the Company may reduce or waive franchise license fees and/or the franchise royalty percentage for a period of time.

Franchises contributions to the Company’s general advertising funds are calculated as a percentage of monthly sales. Contributions to the fund generally represent sales-based or fixed monthly fee amounts that are related entirely to the Company’s performance obligation under the franchise agreement and are recognized as franchise sales occur.

ASC Topic 606

On January 1, 2018, the Company adopted the provisions of ASC Topic 606, Revenue From Contracts With Customers (“ASC 606”). ASC 606 supersedes the current revenue recognition guidance, including industry-specific guidance. ASC 606 provides a single framework in which revenue is required to be recognized to depict the transfer of goods or services to customers in amounts that reflect the consideration to which a company expects to be entitled in exchange for those goods or services. The Company adopted this new guidance effective the first day of fiscal year 2018, using the modified retrospective method of adoption. Under this method, the cumulative effect of initially adopting the guidance was recognized as an adjustment to the opening balance of equity at January 1, 2018.

Franchise Fees

ASC 606 impacted the timing of recognition of franchise fees. Under previous guidance, these fees were typically recognized upon the opening of restaurants. Under ASC 606, the fees are deferred and recognized as revenue over the term of the individual franchise agreements. The effect of the required deferral of fees received in a given year will be mitigated by the recognition of revenue from fees retrospectively deferred from prior years. The Company recognized $31,250 and $17,968 of deferred franchise fees as income during the years ended December 31, 2020 and 2019, respectively. The carrying value of the Company’s deferred franchised fees was $209,766 and $168,516 at December 31, 2020 and 2019, respectively.

Advertising Funds

ASC 606 also impacted the accounting for transactions related to the Company’s general advertising fund. Under previous guidance, franchisee contributions to and expenditures by the fund were not included in the Company’s condensed consolidated financial statements. Under ASC 606, the Company records contributions to and expenditures by the fund as revenue and expenses within the Company’s condensed consolidated financial statements. The Company recognized contributions to and expenditures by the fund of $120,840 and $127,584 during the years ended December 31, 2020 and 2019, respectively.

Gift Card Funds

Additionally, ASC 606 impacted the accounting for transactions related to the Company’s gift card program. Under previous guidance, estimated breakage income on gift cards was deferred until it was deemed remote that the unused gift card balance would be redeemed. Under ASC 606, breakage income on gift cards is recognized as gift cards are utilized. The effect of this change on the Company’s condensed consolidated financial statements was negligible.

Disaggregation of Revenue

The following table disaggregate revenue by primary geographical market and source:

	Year Ended December 31, 2020	Year Ended December 31, 2019
Primary Geographic Area
Florida	$43,784,015	$17,897,046
Georgia	859,873	1,053,739
Kentucky	1,875,751	2,533,631
Louisiana	-	625,227
North Carolina	3,500	1,500
Texas	13,414	1,250
West Virginia	6,753,848	6,978,631
Total Revenue	$53,290,401	$29,091,024

Sources of Revenue
Restaurant Sales	$52,514,801	$28,209,181
Royalties	623,510	710,645
Franchise Fees	31,250	17,968
Advertising Fund Fees	120,840	127,584
Other Revenues	-	25,646
Total Revenue	$53,290,401	$29,091,024

Deferred Revenue

Deferred revenue consists of contract liabilities resulting from initial and renewal franchise license fees paid by franchisees, which are generally recognized on a straight-line basis over the term of the underlying franchise agreement, as well as upfront development fees paid by franchisees, which are generally recognized on a straight-line basis over the term of the underlying franchise agreement once it is executed or if the development agreement is terminated.

The following table presents changes in deferred franchise fees as of and for the years ended December 31, 2020 and 2019:

Total Liabilities
Deferred franchise fees at January 1, 2019	$65,234
Revenue recognized during the period	(17,968)
New deferrals due to cash received	121,250
Deferred franchise fees at December 31, 2019	$168,516
Revenue recognized during the period	(31,250)
New deferrals due to cash received	72,500
Deferred franchise fees at December 31, 2020	$209,766

Anticipated Future Recognition of Deferred Franchise Fees

The following table presents the estimated franchise fees to be recognized in the future related to performance obligations that were unsatisfied at December 31, 2020:

Franchise
Year	Fees Recognized
2021	$30,175
2022	28,250
2023	25,887
2024	25,250
2025	15,000
Thereafter	85,204
Total	$209,766

Payments Received From Vendors

Payments Received From Vendors

Vendor allowances include allowances and other funds that the Company receives from vendors. Certain of these funds are determined based on various quantitative contract terms. The Company also receives vendor allowances from certain manufacturers and distributors calculated based upon purchases made by franchisees. Vendor allowances are not recognized as revenue. Instead, they are recognized as a reduction in costs. The Company generally receives payment from vendors approximately 30 days from the end of a month for that month’s purchases.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for employee stock-based compensation in accordance with the fair value recognition provisions of ASC Topic 718, Compensation – Stock Compensation (“ASC 718”). Under this method, compensation expense includes compensation expense for all stock-based payments based on the grant-date fair value. Such amounts have been reduced to reflect the Company’s estimate of forfeitures of all unvested awards.

The Company accounts for non-employee stock-based compensation in accordance with ASC 718 and ASC Topic 505, Equity (“ASC 505”). ASC 718 and ASC 505 require that the Company recognize compensation expense based on the estimated fair value of stock-based compensation granted to non-employees over the vesting period, which is generally the period during which services are rendered by the non-employees.

The Company uses the Black-Scholes pricing model to determine the fair value of the stock- based compensation that it grants to employees and non-employees. The Black-Scholes pricing model takes into consideration such factors as the estimated term of the securities, the conversion or exercise price of the securities, the volatility of the price of the Company’s common stock, interest rates, and the probability that the securities will be converted or exercised to determine the fair value of the securities. The selection of these criteria requires management’s judgment and may impact the Company’s net income or loss. The computation of volatility is intended to produce a volatility value that is representative of the Company’s expectations about the future volatility of the price of its common stock over an expected term. The Company used its share price history to determine volatility and cannot predict what the price of its shares of common stock will be in the future. As a result, the volatility value that the Company calculated may differ from the actual volatility of the price of its shares of common stock in the future.

Operating Leases

Operating Leases

Rent expense for leases that contain scheduled rent increases is recognized on a straight-line basis over the lease term, including cancelable option periods where failure to exercise such options would result in an economic penalty such that the renewal appears reasonably assured. The straight-line rent calculation and rent expense includes the rent holiday period, which is the period of time between taking control of a leased site and the rent commencement date. The amount by which straight-line rent exceeds actual lease payment requirements in the early years of the lease is accrued as deferred rent liability and reduced in later years when the actual cash payment requirements exceed the straight-line expense. Contingent rents are generally amounts due as a result of sales in excess of amounts stipulated in certain restaurant leases and are included in rent expense as they are incurred. Landlord contributions are recorded when received as a deferred rent liability and amortized as a reduction of rent expense on a straight-line basis over the lease term.

Marketing and Advertising

Marketing and Advertising

Contributions to the national advertising fund related to Company-owned restaurants are expensed as contributed and local advertising costs for Company-owned restaurants are expensed as incurred. All other marketing and advertising costs are expensed as incurred. The Company incurred $1,888,886 and $813,866 for marketing and advertising costs during the years ended December 31, 2020 and 2019, respectively.

Start-Up Costs

Start-Up Costs

Start-up costs consists of costs associated with the opening of new Company-owned restaurants and varies based on the number of new locations opening and under construction. These costs are expensed as incurred in accordance with ASC Topic 720, Other Expenses.

Sales Taxes

Sales Taxes

Sales taxes collected from customers are excluded from revenue. Sales taxes payable are included in accrued expenses until the taxes are remitted to the appropriate taxing authorities in accordance with ASC Topic 450, Contingencies (“ASC 450”).

Income Taxes

Income Taxes

The Company uses the liability method of accounting for income taxes in accordance with ASC Topic 740, Income Taxes, under which deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized as part of the provision for income taxes in the period that includes the enactment date. Valuation allowances are established when it is more likely than not that all or a portion of a deferred tax asset will not be realized in the future. In determining whether a valuation allowance is required, the Company takes into account all evidence with regard to the utilization of a deferred tax asset including past earnings history, expected future earnings, the character and jurisdiction of such earnings, unsettled circumstances that, if unfavorably resolved, would adversely affect utilization of a deferred tax asset, carryback and carryforward periods, and tax strategies that could potentially enhance the likelihood of realization of a deferred tax asset. The Company has evaluated the available evidence about future taxable income and other possible sources of realization of deferred tax assets and has established a valuation allowance of $5,761,044 and $1,136,525 at December 31, 2020 and 2019, respectively.

Net deferred tax assets were comprised of the following at December 31, 2020 and 2019, respectively:

	December 31, 2020	December 31, 2019
Deferred tax assets:
Net operating loss carryforwards	$5,733,118	$1,199,902
Accruals	-	93,247
Deferred tax liabilities:
Gain on bargain purchase	-	(156,624)
Valuation allowance	(5,733,118)	(1,136,525)
Net deferred tax assets	$—	$—

The Company had net operating loss carry-forwards of approximately $5,733,118 and $1,199,902 at December 31, 2020 and 2019, respectively, that may be offset against future taxable income. No tax benefit has been reported in the consolidated financial statements for the Company’s 2020 and 2019 fiscal years because the potential tax benefit is offset by a valuation allowance of the same amount. The Company had no uncertain tax positions at December 31, 2020 and 2019.

Utilization of net operating loss carryforwards may be subject to a substantial annual limitation due to ownership change limitations contained in the Internal Revenue Code of 1986, as amended, as well as similar state and foreign provisions. These ownership changes may limit the amount of net operating loss carryforwards that can be utilized annually to offset future taxable income and tax, respectively.

On July 31, 2017, Seenu G. Kasturi, who on December 31, 2020 served as the Company’s Chief Executive Officer and Chairman of its board of directors, purchased 2,647,144 shares of the Company’s common stock, which represented approximately 38.4% of the outstanding shares of the Company’s common stock on that date, from William D. Leopold. This transaction has been deemed to have resulted in a change in ownership of the Company pursuant to Internal Revenue Code Section 382. As a result, the Company can utilize up to $120,000 of pre-ownership change net operating loss carryforwards each year.

Subsequent ownership changes could further affect the limitation in future years. These annual limitation provisions may result in the expiration of certain net operating losses and credits before utilization.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In February 2016, the FASB issued Accounting Standards Update (“ASU”) 2016-02, Leases (“ASU 2016-02”), establishing Accounting Standards Codification (“ASC”) Topic 842, Leases (“ASC Topic 842”), which modified and superseded the guidance under ASC Topic 840, Leases (“ASC Topic 840”). The FASB subsequently issued several other Accounting Standards Updates, including ASU 2018-11 and ASU 2018-12, which among other things provide for a practical expedient related to the recognition of the cumulative effect on retained earnings resulting from the adoption of the pronouncements.

ASC Topic 842 modifies the principles for the recognition, measurement, presentation, and disclosure of leases for both parties to a contract (i.e., lessees and lessors). The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification determines whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease, respectively. A lessee is also required to record a right-of-use asset and lease liability for all leases with a term of greater than 12 months regardless of their classification. Leases with a term of 12 months or less are accounted for in the same manner as operating leases under ASC Topic 840.

The Company adopted ASC Topic 842 effective January 1, 2019 applying the modified retrospective transition approach. Under this approach, results for reporting periods beginning after January 1, 2019, are presented under Topic 842, while prior periods are not adjusted and continue to be reported under the accounting standards in effect for those periods. The Company recognized $3,832,779 and $3,832,286 of additional assets and liabilities, respectively, in connection with its operating leases upon the adoption of ASC Topic 842 on January 1, 2019. The Company did not recognize any additional assets or liabilities in connection with its financing lease upon the adoption of ASC Topic 842 on January 1, 2019.

The Company determines whether a contract is or contains a lease at inception of the contract based on whether an identified asset exists and whether the Company has the right to obtain substantially all of the benefit of the assets and to control its use over the full term of the agreement. When available, the Company uses the rate implicit in the lease to discount lease payments to present value. However, none of our leases provide a readily determinable implicit rate. Therefore, the Company estimated its incremental borrowing rate considering both the revolving credit rates and a credit notching approach to discount the lease payments based on information available at lease commencement. There are no material residual value guarantees and no restrictions or covenants included in the Company’s lease agreements. Certain of the Company’s leases include provisions for variable payments. These variable payments are typically determined based on a measure of throughput or actual days or another measure of usage and are not included in the calculation of lease liabilities and right-of-use assets.

The Company elected the package of practical expedients available for implementation, which allows for the following:

●	An entity need not reassess whether any expired or existing contracts are or contain leases;

●	An entity need not reassess the lease classification for any expired or existing leases; and

●	An entity need not reassess initial indirect costs for any existing leases.

Furthermore, the Company elected the optional transition method to make January 1, 2019 the initial application date of the standard. This package of practical expedients allows entities to account for their existing leases for the remainder of their respective lease terms following the previous accounting guidance.

The Company also elected to adopt the optional transition practical expedient provided in ASU 2018-01 to not evaluate under ASC Topic 842 for existing or expired land easements prior to the application date to determine if they meet the definition of a lease.

The impact of ASC Topic 842 is more specifically described herein under Note 12. Leases.

In June 2018, the FASB issued ASU 2018-07, Improvements to Nonemployee Share-Based Payment Accounting (“ASU 2018-07”), which expands the scope of ASC Topic 718, Compensation – Stock Compensation, to include share-based payment transactions for acquiring goods and services from nonemployees. ASU 2018-07 aligns the measurement and classification guidance for share-based payments to nonemployees with the guidance for share-based payments to employees, with certain exceptions. Under the new guidance, the measurement of equity-classified nonemployee awards is fixed at the grant date. The Company adopted ASU 2018-07 on January 1, 2019. The adoption of ASU 2018-07 did not have a significant impact on the Company’s condensed consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”). ASU 2019-12 removes certain exceptions for recognizing deferred taxes for investments, performing intra-period allocation and calculating income taxes in interim periods. ASU 2019-12 also provides guidance to reduce complexity in certain areas, including recognizing deferred taxes for tax goodwill and allocating taxes to members of a consolidated group. ASU 2019-12 is effective for interim and annual periods beginning after December 15, 2020. Early adoption is permitted and any adjustments should be reflected as of the beginning of the annual period of adoption. Amendments relevant to the Company should be applied on a prospective basis. The Company is currently assessing the impact of adopting this standard, but does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.

The Company reviewed all other significant newly-issued accounting pronouncements and concluded that they either are not applicable to the Company’s operations or that no material effect is expected on the Company’s condensed consolidated financial statements as a result of future adoption.